Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Parenthetical) (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of operating segments [Line Items]
Intersegment revenues and other income	$ 33,715,000	$ 56,444,000	$ 62,565,000	$ 35,152,000
Inter-segment Revenues[Member]
Disclosure of operating segments [Line Items]
Intersegment revenues and other income	(2,782,000)	(3,729,000)	(2,643,000)
Therapeutics [Member] | Inter-segment Revenues[Member]
Disclosure of operating segments [Line Items]
Intersegment revenues and other income	$ (2,615,000)	$ (3,599,000)	$ (2,643,000)	$ 900,000	€ 0.8